Issuance of Shares (Tables)	6 Months Ended
Jun. 30, 2026
Issuance of Shares [Abstract]
Schedule of Issuance of Shares
	Ordinary Shares#
	Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2025	17,650,000	78,266,826	2,000,000	212,538
Issuance of ordinary shares	3,100,000	13,389,952	-	-
Balance as at June 30, 2026	20,750,000	91,656,778	2,000,000	212,538